Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets out information regarding fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021 in satisfaction of Item 402(v) of Regulation S-K, which requires disclosure regarding executive “compensation actually paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance.

Year	Summary Compensation Table Total for PEO 1 (Paul Prager) ($)	CAP to PEO 1 (Paul Prager) ($)	Summary Compensation Table Total for PEO 2 (Glenn Sandgren) ($)	CAP to PEO 2 (Glenn Sandgren) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Loss ($)
	(1)	(2)(4)	(1)	(2)	(3)	(4)	(5)	(6)
2024	6,912,640	13,411,995	—	—	6,645,228	10,254,041	57	(72,418,000)
2023	2,394,178	2,394,178	—	—	1,529,864	5,370,434	24	(73,421,000)
2022	2,402,173	2,402,173	—	—	2,424,466	712,106	7	(90,791,000)
2021	625,228	625,228	964,343	820,233	405,734	405,734	151	(95,683,000)

Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for our Principal Executive Officer (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table, which for 2024, 2023 and 2022, includes our current PEO Paul Prager (PEO 1), and for 2021, includes our current PEO Paul Prager (PEO 1) and former PEO Glenn Sandgren (PEO 2).The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO named executive officers (“Non-PEO NEOs”) as a group in the “Total” column of the Summary Compensation Table in each applicable year. For purposes of calculating the average amounts in each applicable year, the names of each of the Non-PEO NEOs included are as follows: (a) for 2024: Patrick Fleury, Kerri Langlais, Nazar Khan and Kenneth Deane; (b) for 2023: Patrick Fleury and Kerri Langlais; (c) for 2022: Patrick Fleury and Kenneth Deane; and (d) for 2021: Nazar Khan, Kerri Langlais, Claude Piguet and Kenneth Hegman.
PEO Total Compensation Amount	$ 6,912,640
PEO Actually Paid Compensation Amount	$ 13,411,995
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, which for 2024, 2023 and 2022, includes our current PEO Paul Prager, and for 2021, includes our current PEO Paul Prager and former PEO Glenn Sandgren (PEO 2). The dollar amounts do not reflect the actual amount of compensation earned by or paid to such executives during the applicable year. No adjustments were made to Mr. Prager’s compensation reported in the “Total” column of the Summary Compensation Table as no equity compensation was granted to or outstanding for Mr. Prager during 2023, 2022 and 2021. No adjustments were made to Mr. Sandgren’s compensation reported in the “Total” column of the Summary Compensation Table for the fair value at year-end of his outstanding and unvested equity awards granted in 2021 as such awards were canceled and settled/exercised in connection with the Company’s completion of its business combination, including the related mergers, with IKONICS on December 13, 2021 and, as a result, such values were already included in Mr. Sandgren’s compensation reported in the “All Other Compensation” and “Total” columns of the Summary Compensation Table for the fiscal year 2021 as disclosed in the Company’s 2022 proxy statement.
Non-PEO NEO Average Total Compensation Amount	$ 6,645,228	$ 1,529,864	$ 2,424,466	$ 405,734
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,254,041	5,370,434	712,106	405,734
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO and average amount of “compensation actually paid” to Non-PEO NEOs as a group in the applicable year as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year.
In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the total compensation for the PEO and the average total compensation for the Non-PEO NEOs as a group for 2024 to determine the compensation actually paid.

	PEO	Average of Non-PEO NEOs
Fiscal Year	2024	2024
Total from Summary Compensation Table	$6,912,640	$6,645,228
(-) Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,433,145)	(5,212,964)
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,830,000	1,038,610
(+) Fair Value at Vesting Date of Option Awards and Stock Awards Granted and Vested in Fiscal Year	8,102,500	6,559,617
(+) Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	489,000
(+) Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	734,550
Compensation Actually Paid	$13,411,995	$10,254,041

Total Shareholder Return Amount	$ 57	24	7	151
Net Income (Loss)	$ (72,418,000)	(73,421,000)	(90,791,000)	(95,683,000)
Additional 402(v) Disclosure	Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company did not declare dividends for the fiscal years ended December 31, 2024, 2023 and 2022 and the period from February 8, 2021 (date of inception) to December 31, 2021.Dollar amounts reported in this column represent the amount of net loss reflected in the Company’s audited consolidated financial statements for the fiscal years ended December 31, 2024, 2023 and 2022 and the period from February 8, 2021 (date of inception) to December 31, 2021.
Paul Prager [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,912,640	2,394,178	2,402,173	625,228
PEO Actually Paid Compensation Amount	$ 13,411,995	$ 2,394,178	$ 2,402,173	625,228
PEO Name	Paul Prager	Paul Prager	Paul Prager
Glenn Sandgren [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	964,343
PEO Actually Paid Compensation Amount	0	$ 0	$ 0	$ 820,233
PEO Name				Glenn Sandgren
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,433,145)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,830,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,102,500
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,212,964)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,038,610
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,559,617
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	489,000
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 734,550